Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Other Current Liabilities
Note 14	Other Current Liabilities

Significant components of other current liabilities as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Deferred revenues	$41,773	36,408
Accrued expenses	23,617	23,265
Dividends payable	19,006	19,508
Dissenting shareholder liability[1]	—	25,723
Other	70,409	54,266

Total	$154,805	159,170

[1]	Refer to Note 24 on acquisitions for additional information.